Note 10 - Flow-through Share Liability	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of Flow-through share liability [text block]
10.	Flow-through share premium liability

On
January 24, 2017,
the Company completed a brokered equity offering for gross proceeds of approximately
$41,172
through the issuance of
4,590,818
flow-through shares at a price of
$5.01
per flow-through share and
4,951,584
common shares at a price of
$3.67
per common share. The flow-through shares were issued at a premium of
$1.34
per flow-through share, calculated as the difference between the price of a flow-through share and the price of a common share, as tax deductions generated by the eligible expenditures will be passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced. The Company recognized a flow-through share premium liability of
$6,151
related to the
4,590,818
flow-through shares issued, which represents the Company’s obligation to spend
$23,000
on eligible expenditures.

As of
December 31, 2017,
$22,307
of eligible expenditures was incurred, of which
$15,500
related to the Committee Bay project and
$6,807
to the Homestake Ridge project. The liability has been amortized accordingly and the balance at
December 31, 2017
represents the Company’s obligation to spend the remaining funds, totaling
$693,
on eligible expenditures by the end of
2018
as permitted under the look-back rule. Exploration expenditures renounced under the look-back rule can be incurred up to a year after the end of the calendar year in which they were raised. The continuity of the liability is as follows:

	December 31, 2017	December 31, 2016
Opening balance	$-	$-
Flow-through share premium liability at issuance	6,151	2,319
Amortization of flow-through share premium	(5,966)	(2,319)
Closing balance	$185	$-